SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Computer equipment	$ 10,999
Less: Accumulated depreciation	2,414
Equipment, net	$ 8,585